Loans And Allowance For Credit Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Loans By Domicile And Industry Of Borrower Segment Classification [Table Text Block]

	2013	2014
	(in millions)
Domestic:
Manufacturing	¥11,767,352	¥11,540,753
Construction	1,056,276	980,877
Real estate	11,143,777	10,989,562
Services	2,881,666	2,693,561
Wholesale and retail	8,330,553	8,475,143
Banks and other financial institutions(1)	3,622,021	3,985,106
Communication and information services	1,314,505	1,443,466
Other industries	12,191,566	13,496,763
Consumer	17,132,396	16,921,352

Total domestic	69,440,112	70,526,583

Foreign:
Governments and official institutions	673,548	811,475
Banks and other financial institutions(1)	7,258,978	9,792,255
Commercial and industrial	18,738,731	24,533,816
Other	2,601,338	4,872,372

Total foreign	29,272,595	40,009,918

Unearned income, unamortized premiums—net and deferred loan fees—net	(122,478)	(260,090)

Total(2)	¥98,590,229	¥110,276,411

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥35,261 million and ¥46,635 million at March 31, 2013 and 2014, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual Status Of Loans By Class [Table Text Block]

	2013	2014
	(in millions)
Commercial
Domestic	¥911,700	¥737,896
Manufacturing	211,975	167,859
Construction	37,381	30,093
Real estate	185,597	141,974
Services	85,987	72,059
Wholesale and retail	249,251	211,770
Banks and other financial institutions	13,993	7,234
Communication and information services	31,941	24,956
Other industries	42,513	35,959
Consumer	53,062	45,992
Foreign-excluding MUAH and Krungsri	98,085	82,617
Residential	130,830	111,252
Card	88,045	72,483
MUAH	43,670	46,574
Krungsri	—	25,973

Total(1)	¥1,272,330	¥1,076,795

Note:

(1)	The above table does not include loans held for sale of ¥818 million and nil at March 31, 2013 and 2014, respectively, and loans acquired with deteriorated credit quality of ¥21,965 million and ¥38,651 million at March 31, 2013 and 2014, respectively.

Impaired Loans By Class [Table Text Block]

	Recorded Loan Balance
At March 31, 2013:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥1,158,927	¥318,028	¥1,476,955	¥1,537,180	¥662,347
Manufacturing	400,946	55,819	456,765	475,946	221,124
Construction	35,581	16,921	52,502	59,411	22,577
Real estate	139,146	100,670	239,816	247,657	55,286
Services	122,792	37,774	160,566	166,510	67,171
Wholesale and retail	309,892	62,274	372,166	380,292	209,634
Banks and other financial institutions	15,201	121	15,322	17,425	8,040
Communication and information services	40,233	12,954	53,187	55,021	23,719
Other industries	42,991	9,794	52,785	53,754	33,485
Consumer	52,145	21,701	73,846	81,164	21,311
Foreign-excluding MUAH	199,890	299	200,189	200,517	122,371
Loans acquired with deteriorated credit quality	30,927	76	31,003	47,916	9,944
Residential	300,231	13,756	313,987	363,439	118,753
Card	123,567	806	124,373	139,196	37,901
MUAH	31,293	22,966	54,259	60,732	3,645

Total(4)	¥1,844,835	¥355,931	¥2,200,766	¥2,348,980	¥954,961

	Recorded Loan Balance
At March 31, 2014:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥1,006,333	¥257,215	¥1,263,548	¥1,312,320	¥544,224
Manufacturing	368,866	55,003	423,869	431,745	181,389
Construction	30,537	13,298	43,835	45,323	18,731
Real estate	141,225	63,625	204,850	212,353	52,814
Services	101,969	27,342	129,311	139,299	54,469
Wholesale and retail	248,932	58,633	307,565	317,614	169,523
Banks and other financial institutions	8,295	94	8,389	8,403	6,954
Communication and information services	25,443	11,509	36,952	39,292	16,473
Other industries	36,821	9,634	46,455	47,866	26,903
Consumer	44,245	18,077	62,322	70,425	16,968
Foreign-excluding MUAH and Krungsri	193,360	2,360	195,720	195,935	96,218
Loans acquired with deteriorated credit quality	18,787	186	18,973	32,078	6,111
Residential	203,600	11,563	215,163	255,627	70,393
Card	102,852	762	103,614	115,819	29,244
MUAH	39,552	24,457	64,009	71,210	4,131
Krungsri(3)	—	—	—	—	—

Total(4)	¥1,564,484	¥296,543	¥1,861,027	¥1,982,989	¥750,321

Notes:

(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	Included in impaired loans at March 31, 2013 and 2014 are accrual TDRs as follows: ¥671,083 million and ¥642,408 million—Commercial; ¥ 178,576 million and ¥99,359 million—Residential; ¥61,195 million and ¥51,834 million—Card; and ¥34,769million and ¥38,666 million—MUAH, respectively.
(3)	For the Krungsri segment, acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans since then. Therefore, no impaired loans were stated in the above table.
(4)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million and nil at March 31, 2013 and 2014, respectively.

Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class [Table Text Block]

	Fiscal years ended March 31,
	2012		2013		2014
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,270,856	¥21,356	¥1,414,309	¥24,051	¥1,359,635	¥23,283
Manufacturing	333,409	5,656	418,402	7,017	430,415	6,954
Construction	63,215	1,370	54,687	1,174	47,818	982
Real estate	173,739	2,476	198,102	2,747	228,045	3,472
Services	176,047	3,203	170,025	3,214	140,627	2,806
Wholesale and retail	326,440	5,239	376,001	6,215	339,619	5,857
Banks and other financial institutions	9,812	85	11,506	162	10,719	170
Communication and information services	55,387	1,152	51,897	1,061	44,417	945
Other industries	57,612	927	58,081	1,271	49,612	985
Consumer	75,195	1,248	75,608	1,190	68,363	1,112
Foreign-excluding MUAH and Krungsri	138,900	1,016	172,471	2,487	187,656	2,848
Loans acquired with deteriorated credit quality	35,307	1,983	32,964	2,028	30,101	1,659
Residential	318,512	6,549	320,183	6,006	264,277	5,153
Card	149,255	6,972	135,581	6,504	113,993	5,218
MUAH	45,297	1,354	46,957	1,720	60,943	3,468
Krungsri	—	—	—	—	—	—

Total	¥1,958,127	¥39,230	¥2,122,465	¥42,796	¥2,016,605	¥41,629

Rollforward Of Accrual TDRs And Other Impaired Loans [Table Text Block]

	Fiscal years ended March 31,
	2013	2014
	(in millions)
Accrual TDRs:
Balance at beginning of fiscal year	¥892,823	¥945,623
Additions (new accrual TDR status)	302,267	231,063
Transfers to other impaired loans (including nonaccrual TDRs)	(56,064)	(48,295)
Loans sold	(49)	(7,698)
Principal payments and other	(193,354)	(288,426)

Balance at end of fiscal year	¥945,623	¥832,267

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year	¥1,139,045	¥1,255,143
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)	500,063	313,086
Charge-off	(46,835)	(123,037)
Transfers to accrual TDRs	(28,474)	(63,828)
Loans sold	(18,618)	(39,879)
Principal payments and other	(290,038)	(312,725)

Balance at end of fiscal year	¥1,255,143	¥1,028,760

Note:

(1)	Included in additions of other impaired loans for the fiscal years ended March 31, 2013 and 2014 are nonaccrual TDRs as follows: ¥16,903 million and ¥11,054 million—Card; and ¥17,513 million and ¥16,228 million—MUAH, respectively.

Troubled Debt Restructurings By Class [Table Text Block]

	Fiscal year ended March 31, 2013			At March 31, 2013
	Troubled Debt Restructurings(4)		Troubled Debt Restructurings That Subsequently Defaulted	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment	Outstanding recorded investment balances(2)
	(in millions)
Commercial(1)(3)
Domestic	¥222,125	¥222,125	¥6,741	¥567,926
Manufacturing	131,105	131,105	2,729	247,133
Construction	3,921	3,921	—	15,130
Real estate	17,409	17,409	1,444	54,221
Services	12,564	12,564	295	74,777
Wholesale and retail	42,061	42,061	1,024	122,986
Banks and other financial institutions	889	889	330	1,329
Communication and information services	8,442	8,442	434	21,246
Other industries	1,927	1,927	415	10,321
Consumer	3,807	3,807	70	20,783
Foreign-excluding MUAH	10,142	10,142	419	103,157
Loans acquired with deteriorated credit quality	524	524	509	—
Residential(1)(3)	50,005	50,005	349	178,576
Card(2)(3)	26,409	26,055	4,507	124,373
MUAH(2) (3)	30,091	27,832	2,155	52,848

Total	¥339,296	¥336,683	¥14,680	¥1,026,880

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
(2)	TDRs for the Card and MUAH segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2013 are nonaccrual TDRs as follows: ¥63,178 million—Card and ¥18,079 million—MUAH, respectively.
(3)	For the fiscal year ended March 31, 2013, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively.
(4)	From the fiscal year ended March 31, 2014, the MUFG Group started to report the amounts of TDRs which include only the first modification for those which are modified more than once during the same period, in place of the previously reported amounts which include accumulated loan modification activity, such as reduction in stated rate or extension of stated maturity date, that may occur on multiple occasions during the same period. The amounts for the fiscal year ended March 31, 2013 were revised to conform to the current year presentation and enable comparisons between the relevant amounts for the fiscal years ended March 31, 2013 and 2014, respectively.

	Fiscal year ended March 31, 2014			At March 31, 2014
	Troubled Debt Restructurings(4)		Troubled Debt Restructurings That Subsequently Defaulted	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment	Outstanding recorded investment balances(2)
	(in millions)
Commercial(1)(3)
Domestic	¥175,011	¥151,505	¥22,503	¥528,133
Manufacturing	93,968	70,462	11,644	257,049
Construction	3,435	3,435	86	13,751
Real estate	21,977	21,977	1,174	64,028
Services	13,149	13,149	1,481	57,480
Wholesale and retail	32,458	32,458	5,834	95,809
Banks and other financial institutions	1	1	—	1,156
Communication and information services	1,802	1,802	1,639	11,996
Other industries	4,414	4,414	152	10,496
Consumer	3,807	3,807	493	16,368
Foreign-excluding MUAH and Krungsri	20,175	20,175	—	114,275
Loans acquired with deteriorated credit quality	7,616	7,616	—	—
Residential(1)(3)	32,777	32,777	474	99,359
Card(2)(3)	17,141	16,869	4,015	103,614
MUAH(2)(3)	29,945	29,403	2,912	62,363
Krungsri(2)	—	—	—	—

Total	¥282,665	¥258,345	¥29,904	¥907,744

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2014 are nonaccrual TDRs as follows: ¥51,780 million—Card and ¥23,697 million—MUAH, respectively.
(3)	For the fiscal year ended March 31, 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively.
(4)	From the fiscal year ended March 31, 2014, the MUFG Group started to report the amounts of TDRs which include only the first modification for those which are modified more than once during the same period, in place of the previously reported amounts which include accumulated loan modification activity, such as reduction in stated rate or extension of stated maturity date, that may occur on multiple occasions during the same period.

Credit Quality Indicators Of Loans By Class [Table Text Block]

At March 31, 2013:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥48,099,471	¥4,476,760	¥911,868	¥53,488,099
Manufacturing	10,062,399	1,481,403	211,975	11,755,777
Construction	797,513	220,465	37,381	1,055,359
Real estate	9,570,082	898,619	185,678	10,654,379
Services	2,417,737	362,719	85,987	2,866,443
Wholesale and retail	7,297,267	747,938	249,253	8,294,458
Banks and other financial institutions	3,239,735	367,189	13,993	3,620,917
Communication and information services	1,183,208	98,722	31,941	1,313,871
Other industries	11,951,463	192,291	42,592	12,186,346
Consumer	1,580,067	107,414	53,068	1,740,549
Foreign-excluding MUAH	22,340,927	1,530,191	89,832	23,960,950
Loans acquired with deteriorated credit quality	30,972	52,007	18,334	101,313

Total	¥70,471,370	¥6,058,958	¥1,020,034	¥77,550,362

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,067,823	¥133,410	¥15,201,233
Card	¥582,510	¥89,095	¥671,605

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥2,260,777	¥31,342	¥2,745,365	¥69,437	¥80,433	¥5,187,354

At March 31, 2014:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥50,608,911	¥3,549,135	¥737,692	¥54,895,738
Manufacturing	10,032,892	1,329,356	167,859	11,530,107
Construction	786,640	163,313	30,093	980,046
Real estate	9,747,076	716,302	141,774	10,605,152
Services	2,279,379	328,142	72,059	2,679,580
Wholesale and retail	7,582,548	651,659	211,770	8,445,977
Banks and other financial institutions	3,959,266	18,494	7,234	3,984,994
Communication and information services	1,349,217	68,863	24,956	1,443,036
Other industries	13,274,021	182,727	36,054	13,492,802
Consumer	1,597,872	90,279	45,893	1,734,044
Foreign-excluding MUAH and Krungsri	28,399,163	1,132,038	84,849	29,616,050
Loans acquired with deteriorated credit quality	32,430	33,100	10,210	75,740

Total	¥79,040,504	¥4,714,273	¥832,751	¥84,587,528

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,864,856	¥113,449	¥14,978,305
Card	¥535,511	¥73,110	¥608,621

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,003,826	¥34,989	¥3,946,961	¥98,645	¥95,167	¥7,179,588

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥2,923,087	¥101,184	¥51,590	¥3,075,861

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of MUAH do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥66,892 million and ¥59,963 million as of March 31, 2013 and 2014, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Ages Of Past Due Loans By Class [Table Text Block]

At March 31, 2013:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥45,915	¥84,823	¥130,738	¥53,357,361	¥53,488,099	¥7,545
Manufacturing	6,963	15,307	22,270	11,733,507	11,755,777	24
Construction	2,118	1,881	3,999	1,051,360	1,055,359	37
Real estate	5,339	15,071	20,410	10,633,969	10,654,379	2,255
Services	12,215	7,537	19,752	2,846,691	2,866,443	80
Wholesale and retail	10,106	24,050	34,156	8,260,302	8,294,458	82
Banks and other financial institutions	—	72	72	3,620,845	3,620,917	2
Communication and information services	2,286	2,835	5,121	1,308,750	1,313,871	12
Other industries	1,592	6,809	8,401	12,177,945	12,186,346	11
Consumer	5,296	11,261	16,557	1,723,992	1,740,549	5,042
Foreign-excluding MUAH	19,806	17,686	37,492	23,923,458	23,960,950	206
Residential	91,148	55,132	146,280	15,037,723	15,184,003	32,918
Card	23,680	39,796	63,476	594,896	658,372	—
MUAH	30,736	17,922	48,658	5,102,991	5,151,649	69

Total	¥211,285	¥215,359	¥426,644	¥98,016,429	¥98,443,073	¥40,738

At March 31, 2014:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥26,210	¥53,632	¥79,842	¥54,815,896	¥54,895,738	¥6,543
Manufacturing	5,363	7,192	12,555	11,517,552	11,530,107	—
Construction	718	664	1,382	978,664	980,046	1
Real estate	4,859	9,689	14,548	10,590,604	10,605,152	2,233
Services	4,315	2,781	7,096	2,672,484	2,679,580	10
Wholesale and retail	4,624	22,829	27,453	8,418,524	8,445,977	3
Banks and other financial institutions	1	52	53	3,984,941	3,984,994	—
Communication and information services	680	1,371	2,051	1,440,985	1,443,036	—
Other industries	667	1,554	2,221	13,490,581	13,492,802	—
Consumer	4,983	7,500	12,483	1,721,561	1,734,044	4,296
Foreign-excluding MUAH and Krungsri	3,283	7,109	10,392	29,605,658	29,616,050	357
Residential	85,549	54,462	140,011	14,822,995	14,963,006	40,500
Card	21,653	33,381	55,034	540,886	595,920	—
MUAH	30,036	14,333	44,369	7,078,621	7,122,990	527
Krungsri	66,871	22,121	88,992	2,936,194	3,025,186	—

Total	¥233,602	¥185,038	¥418,640	¥109,800,250	¥110,218,890	¥47,927

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of MUAH do not include ¥2,039 million and ¥1,600 million of FDIC covered loans at March 31, 2013 and 2014, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Changes In Allowance For Credit Losses By Portfolio Segment [Table Text Block]

Fiscal year ended March 31, 2012:	Commercial	Residential	Card	MUAH	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision (credit) for credit losses	181,449	29,481	27,883	(15,004)	223,809
Charge-offs	126,157	23,075	43,073	24,494	216,799
Recoveries	36,043	216	1,486	5,684	43,429

Net charge-offs	90,114	22,859	41,587	18,810	173,370
Others(1)	(2,638)	—	—	(2,750)	(5,388)

Balance at end of fiscal year	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Fiscal year ended March 31, 2013:	Commercial	Residential	Card	MUAH	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision for credit losses	127,874	1,302	12,379	2,987	144,542
Charge-offs	80,534	16,283	32,135	15,585	144,537
Recoveries	23,410	353	2,723	5,189	31,675

Net charge-offs	57,124	15,930	29,412	10,396	112,862
Others(1)	13,405	—	—	5,395	18,800

Balance at end of fiscal year	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Fiscal year ended March 31, 2014:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥1,068,463	¥157,209	¥51,870	¥58,445	¥—	¥1,335,987
Provision (credit) for credit losses	(70,091)	(35,952)	5,617	(5,945)	—	(106,371)
Charge-offs	158,875	4,577	20,125	7,521	—	191,098
Recoveries	29,478	230	3,264	4,378	—	37,350

Net charge-offs	129,397	4,347	16,861	3,143	—	153,748
Others(1)	7,882	3	—	10,667	—	18,552

Balance at end of fiscal year	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420

Notes:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.
(2)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans since then. Therefore, no allowance for credit loss was stated in the above table.

Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment [Table Text Block]

At March 31, 2013:	Commercial	Residential	Card	MUAH	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥784,718	¥117,670	¥37,901	¥3,645	¥943,934
Collectively evaluated for impairment	248,798	37,360	13,809	54,705	354,672
Loans acquired with deteriorated credit quality	34,947	2,179	160	95	37,381

Total	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Loans:
Individually evaluated for impairment	¥1,677,144	¥309,408	¥123,519	¥54,259	¥2,164,330
Collectively evaluated for impairment	75,771,905	14,874,595	534,853	5,099,429	96,280,782
Loans acquired with deteriorated credit quality	101,313	17,230	13,233	100,558	232,334

Total(1)	¥77,550,362	¥15,201,233	¥671,605	¥5,254,246	¥98,677,446

At March 31, 2014:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥640,442	¥69,613	¥29,244	¥4,131	¥—	¥743,430
Collectively evaluated for impairment	209,117	45,355	11,312	55,777	—	321,561
Loans acquired with deteriorated credit quality	27,298	1,945	70	116	—	29,429

Total	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420

Loans:
Individually evaluated for impairment	¥1,459,268	¥211,802	¥102,930	¥64,009	¥—	¥1,838,009
Collectively evaluated for impairment	83,052,520	14,751,204	492,990	7,060,581	3,025,186	108,382,481
Loans acquired with deteriorated credit quality	75,740	15,299	12,701	114,961	50,675	269,376

Total(1)	¥84,587,528	¥14,978,305	¥608,621	¥7,239,551	¥3,075,861	¥110,489,866

Notes:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	For the Krungsri segment, acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans since then. Therefore, no allowance for credit loss was stated in the above table.

Loans Acquired With Deteriorated Credit Quality [Table Text Block]

	2013	2014
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥117,468	¥186,268
Cash flows expected to be collected at acquisitions	77,417	116,218
Fair value of loans at acquisition	63,731	93,845
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥86,877	¥95,178
Additions	13,686	22,373
Accretion	(39,981)	(49,155)
Disposals	—	—
Reclassifications from nonaccretable difference	29,721	15,760
Foreign currency translation adjustments	4,875	9,465

Balance at end of fiscal year	¥95,178	¥93,621

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥493,111	¥497,265
Outstanding balance at end of fiscal year	497,265	531,327
Carrying amount at beginning of fiscal year	212,702	232,334
Carrying amount at end of fiscal year	232,334	269,376
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥826	¥25,952
Carrying amount at end of fiscal year	21,965	38,651
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	¥36,391	¥37,381
Additional provisions during fiscal year	5,784	4,982
Reductions of allowance during fiscal year	2,066	1,129
Balance of allowance for credit losses at end of fiscal year	37,381	29,429

Components Of Investment In Direct Financing Leases [Table Text Block]

	2013	2014
	(in millions)
Minimum lease payments receivable	¥677,959	¥1,498,755
Estimated residual values of leased property	22,384	18,261
Less—unearned income	(69,196)	(202,755)

Net investment in direct financing leases	¥631,147	¥1,314,261

Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements [Table Text Block]

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2015	¥440,086
2016	337,044
2017	267,306
2018	191,112
2019	106,385
2020 and thereafter	156,822

Total minimum lease payment receivables	¥1,498,755